Securities Act File No. 333-262101

Investment Company Act File No. 811-23774

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                  [X]

Pre-Effective Amendment No.                                                                                                                                    [ ]

Post-Effective Amendment No. 6                                                                                                                                 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                       [X]

Amendment No. 8                                                                                                                                                        [X]

Cantor Select Portfolios Trust
(Exact Name of Registrant as Specified in Charter)

110 E. 59th Street, New York, NY 10022
 (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (212) 915-1722

Corporation Services Company

251 Little Falls Drive

Wilmington, Delaware 19808

New Castle County
(Name and Address of Agent for Service)

With Copies to:

Terrence O. Davis Greenberg Traurig, LLP 3333 Piedmont Road, NE Suite 2500 Atlanta, GA 30305	Tanya L. Boyle Greenberg Traurig, LLP 3333 Piedmont Road, NE Suite 2500 Atlanta, GA 30305

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b);

[X] on November 13, 2023 pursuant to paragraph (b);

[ ] 60 days after filing pursuant to paragraph (a)(1);

[ ] on (date) pursuant to paragraph (a)(1);

[ ] 75 days after filing pursuant to paragraph (a)(2); or

[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 5 (the “Amendment”) to its Registration Statement (filed on August 25, 2023) until November 13, 2023. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 6 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in Atlanta, Georgia, on November 8, 2023.

Cantor Select Portfolios Trust

By:	/s/ Terrence O. Davis
Name: Terrence O. Davis
Title: Attorney-in-Fact
* Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates.

Name	Title	Date
William Ferri *	Trustee, Chairman, President, & Principal Executive Officer	November 8, 2023
Douglas Barnard *	Trustee	November 8, 2023
Ramona Heine *	Trustee	November 8, 2023
Louis Zurita *	Trustee	November 8, 2023
Brian Curley *	Treasurer, Principal Financial Officer, and Principal Accounting Officer	November 8, 2023

*	Affixed by Terrence O. Davis

Attorney-in-Fact - Pursuant to Powers of Attorney previously filed.